Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 3,565	$ 4,909
Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	41
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	3,255	4,293
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	310	575
Second mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Agricultural, Installment and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 0	$ 0